Goodwill and Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 132,640
2017	114,512
2018	92,591
2019	74,479
2020	$ 50,069